Schedule of Investments (unaudited)
August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Global High Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 95.5%
Communication Services — 14.5%
Diversified Telecommunication Services — 5.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,880,000	$1,145,066 (a)(b)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	960,000	583,240 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	324,000	316,011 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	861,070	873,090 (a)
Altice France SA, Senior Secured Notes	6.875%	10/15/30	160,061	156,909 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	571,647	561,113 (a)
British Telecommunications Ltd., Senior Notes	9.625%	12/15/30	60,000	70,036 (b)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	1,860,000	1,843,562 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,240,000	1,297,680 (a)(b)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,107,687 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,040,000	1,081,180 (a)(b)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	740,000	693,895 (a)
Total Diversified Telecommunication Services				9,729,469
Entertainment — 0.8%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	1,070,000	780,651
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	60,000	40,500
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	170,000	180,530 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	320,000 EUR	388,913 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	210,000	213,916 (a)
Total Entertainment				1,604,510
Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	2,520,000	2,438,098 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	299,020
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,584,165 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	630,000	650,129 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	590,000	624,706 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,490,000	1,556,305 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,365,000	2,557,292 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	90,000	66,338 (a)
Gray Media Inc., Senior Secured Notes	7.500%	9/15/34	780,000	779,596 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	810,000	814,065 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	550,000	570,685 (a)(b)
Total Media				11,940,399
Wireless Telecommunication Services — 2.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	480,000	267,932 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	450,000	249,728 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,210,000	1,167,435 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	583,671 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,345,427 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	230,000	$186,524 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	501,110 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	530,000	430,404 (a)
Total Wireless Telecommunication Services				4,732,231

Total Communication Services				28,006,609
Consumer Discretionary — 16.6%
Automobile Components — 2.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,010,000	1,015,270 (a)(b)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	730,000	750,893 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	374,730 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,150,000	1,188,530 (a)(b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	720,000	738,664 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,090,000	1,093,205 (a)(b)
Total Automobile Components				5,161,292
Automobiles — 2.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	220,000	192,502 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	525,651 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	770,000	717,639 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,900,000	3,056,625 (a)(b)
Total Automobiles				4,492,417
Broadline Retail — 0.9%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,196,505 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	471,268 (c)
Total Broadline Retail				1,667,773
Hotels, Restaurants & Leisure — 6.3%
Carnival Ltd., Senior Notes	1.000%	10/28/29	2,760,000 EUR	2,963,261
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,660,000	1,573,145 (a)(b)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	380,000	388,211 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	515,446 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	470,000	456,675 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	190,000	177,839 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,410,000	1,422,718 (a)(b)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	980,000	993,724 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	644,440 (b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	765,858 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	847,030 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,030,000	1,025,960 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	360,000	378,150 (a)(b)
Total Hotels, Restaurants & Leisure				12,152,457
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	400,000	393,272 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	400,000	417,205 (a)
Total Household Durables				810,477
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 4.0%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	680,000	$686,889 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,070,000	1,133,093 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	196,255 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	3,050,000	2,962,768 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	700,000	711,632 (a)(b)
PetSmart LLC/PetSmart Finance Corp., Senior Notes	10.000%	9/15/33	690,000	689,575 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	560,000	572,990 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	720,000	717,104 (a)(b)
Total Specialty Retail				7,670,306

Total Consumer Discretionary				31,954,722
Consumer Staples — 1.4%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,228,463 (a)(b)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	710,000	750,499 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	740,000	771,706 (a)(b)
Total Food Products				1,522,205

Total Consumer Staples				2,750,668
Energy — 18.1%
Energy Equipment & Services — 1.7%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	670,000	671,208 (a)(b)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	960,000	1,004,955 (a)(b)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	520,000	536,938 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	580,000	582,114 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	480,060	529,479 (a)
Total Energy Equipment & Services				3,324,694
Oil, Gas & Consumable Fuels — 16.4%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	400,000	404,922 (a)(b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	860,000	879,777 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	784,274 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	241,989 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	360,000	367,848 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,010,000	1,066,414 (a)(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,860,000	1,506,712 (b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	680,000	684,572 (b)(e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,760,000	1,724,319 (a)(b)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	676,057 (a)(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	448,300 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,554,442 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.501%	9/30/29	375,906	378,446 (a)(f)(g)(h)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,615,259 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	680,000	699,882 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	315,029 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	$2,873,883 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	564,528 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	1,106,753 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	219,757
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,022,000	2,526,357 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	250,000	255,102 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	329,934 (a)(b)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	1,150,000	1,194,420 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	320,000	333,624 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,485,000	1,532,131 (a)(b)(e)(f)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,590,000	2,626,665 (a)(b)(e)(f)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	470,000	486,227 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	500,000	556,322 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	310,000	326,481 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	570,000	574,029 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	426,085 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	373,603 (b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	566,787 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,441,433 (d)
Total Oil, Gas & Consumable Fuels				31,662,363

Total Energy				34,987,057
Financials — 11.7%
Banks — 4.6%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	1,400,000	1,410,067 (b)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	400,000	395,085 (a)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,464,134 (a)(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	260,000	263,625 (e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	1,410,000	1,399,784 (b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,064,012 (b)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,505,923 (b)(e)(f)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	470,000	447,322 (a)
Total Banks				8,949,952
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 1.2%
Credit Suisse AG AT1 Claim	—	—	4,900,000	$0 *(g)(h)(i)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	250,000	248,934 (e)(f)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	345,915 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	330,000	343,734 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	600,000	611,564 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	260,000	261,949 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	535,135 (a)(e)(f)
Total Capital Markets				2,347,231
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	1,020,000	1,024,104 (a)(f)
Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,492,568 (d)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	310,000	302,571 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	670,000	681,048 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	390,000	403,811 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	930,000	899,352 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	290,000	294,532 (a)
Total Financial Services				6,073,882
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	280,000	239,276 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	920,000	910,340 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,350,000	1,344,106 (a)(b)
Total Insurance				2,493,722
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,080,000	1,073,107 (a)(b)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	670,000	691,249 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				1,764,356

Total Financials				22,653,247
Health Care — 6.4%
Health Care Providers & Services — 3.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,300,000	1,248,365 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	310,000	265,234 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,810,000	1,922,886 (a)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	1,410,000	1,326,646 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	656,174 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	640,000	$668,229 (a)(b)
Total Health Care Providers & Services				6,087,534
Pharmaceuticals — 3.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,056,000	2,141,633 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	460,000	459,802 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	160,000	132,200 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	249,000	237,639 (a)
Gainwell Acquisition Corp., Senior Secured Notes	9.000%	9/1/31	490,000	510,708 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	699,059 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	2,060,000	2,109,401 (b)
Total Pharmaceuticals				6,290,442

Total Health Care				12,377,976
Industrials — 10.0%
Aerospace & Defense — 0.2%
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	320,763 (a)
Air Freight & Logistics — 0.5%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	860,000	876,430 (a)
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	210,047 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	960,000	972,422 (a)(b)
Total Building Products				1,182,469
Commercial Services & Supplies — 3.3%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,380,000	1,433,098 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,350,000	1,453,008 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	330,000	343,339
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	580,000	609,864 (a)(b)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	950,000	976,591 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,420,000	1,480,645 (a)(b)
Total Commercial Services & Supplies				6,296,545
Construction & Engineering — 1.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/ Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	750,000	768,750 (a)(b)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	1,430,000	1,443,373 (a)
Total Construction & Engineering				2,212,123
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000	982,387 (a)(b)
Industrial Conglomerates — 0.2%
Sigma Foods SAB de CV, Senior Notes	6.875%	3/25/44	400,000	415,865 (a)
Machinery — 0.4%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	710,000	749,126 (a)(b)
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,810,000	1,828,477 (a)(b)
Trading Companies & Distributors — 2.3%
ADI Global Distribution Funding LLC, Senior Notes	7.125%	7/15/34	320,000	330,883 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	$739,189 (a)(b)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	780,000	800,933 (a)(b)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	1,340,000	1,320,440 (a)(b)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	150,000	155,283 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	530,000	548,558 (a)(b)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	560,000	566,949 (a)
Total Trading Companies & Distributors				4,462,235

Total Industrials				19,326,420
Information Technology — 6.2%
Communications Equipment — 0.9%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,640,000	1,717,034 (a)(b)
IT Services — 3.0%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	1,020,000	983,332 (a)(b)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	1,300,000	1,371,938 (a)(b)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,770,000	1,718,533 (a)(b)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	1,530,000	1,374,309 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	250,000 EUR	285,512 (a)
Total IT Services				5,733,624
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	700,000	705,495 (a)(b)
Software — 1.8%
Cloud Software Group LLC, Secured Notes	9.000%	9/30/29	410,000	411,432 (a)(b)
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	870,000	852,640 (a)(b)
Cloud Software Group LLC, Senior Secured Notes	6.625%	8/15/33	510,000	462,869 (a)(b)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	640,000	626,689 (a)(b)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	430,000	430,162 (a)(b)
Oracle Corp., Senior Notes	6.000%	8/3/55	820,000	661,014 (b)
Total Software				3,444,806
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	270,000	270,511 (a)

Total Information Technology				11,871,470
Materials — 6.2%
Chemicals — 1.3%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	1,440,000	1,444,620 (a)(b)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	318,813
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	210,000	190,758 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	700,000	558,246 (a)(b)
Total Chemicals				2,512,437
Metals & Mining — 4.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,238,396 (d)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,260,000	2,353,612 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,500,000	2,609,262 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	590,000	605,885 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	$195,142 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,494,623 (d)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	448,026 (b)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	430,000	447,980 (a)
Total Metals & Mining				9,392,926

Total Materials				11,905,363
Real Estate — 2.7%
Diversified REITs — 0.9%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	350,000	344,040
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	110,000 GBP	125,214
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	300,000	229,322
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	950,000	977,046 (a)(b)
Total Diversified REITs				1,675,622
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	127,998
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	600,000	615,412 (a)(b)
Total Health Care REITs				743,410
Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes	8.500%	9/30/29	108,284	596 *(c)(j)(k)
Add Hero Holdings Ltd., Senior Secured Notes	9.000%	9/30/30	88,190	485 *(c)(j)(k)
Add Hero Holdings Ltd., Senior Secured Notes	9.800%	9/30/31	116,412	640 *(c)(j)(k)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (c)(e)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	43,750	328 (c)(k)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	147,897	16,716 (c)(k)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	790,000	811,815 (a)(b)
Total Real Estate Management & Development				831,726
Specialized REITs — 1.0%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	260,000	264,780 (a)(b)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	360,000	342,483 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,140,000	1,156,861 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	220,000	220,950 (a)
Total Specialized REITs				1,985,074

Total Real Estate				5,235,832
Utilities — 1.7%
Electric Utilities — 1.7%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	543,290 (a)(b)
Eskom Holdings, Senior Notes	4.314%	7/23/27	980,000	973,072 (c)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,410,000	1,371,778 (a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	460,000	451,676 (a)(b)

Total Utilities				3,339,816
Total Corporate Bonds & Notes (Cost — $177,187,211)				184,409,180
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 20.9%
Angola — 1.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	500,000	$517,612 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,430,000	1,461,846 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	280,000	290,635 (a)
Total Angola				2,270,093
Argentina — 1.5%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,832,722	1,468,926 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,342,600 (a)
Total Argentina				2,811,526
Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,000,000	1,003,500 (a)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	456,875 (a)
Total Bahamas				1,460,375
Benin — 0.6%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,100,000	1,165,319 (a)
Brazil — 0.2%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	451,650
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	500,000	368,375
Colombia — 0.7%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	1,860,000	1,378,260
Costa Rica — 0.3%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	533,985 (a)
Dominican Republic — 1.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	599,385 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,804,950 (a)
Total Dominican Republic				2,404,335
Ecuador — 0.7%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	230,000	230,000 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	389,403	357,083 (c)
Ecuador Government International Bond, Senior Notes	9.250%	1/29/39	290,000	293,190 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/27 then 6.000%)	5.500%	7/31/40	480,000	393,600 (a)
Total Ecuador				1,273,873
Egypt — 1.2%

Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,280,000	2,340,750 (c)
Ghana — 0.3%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	600,000	559,232 (a)
Guatemala — 0.5%

Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,100,000	936,601 (a)
Ivory Coast — 1.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,488,706 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	700,000	664,930 (a)
Total Ivory Coast				2,153,636
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jamaica — 0.3%

Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	$590,480
Jordan — 0.5%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	965,798 (a)
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	270,000	291,290 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	613,855 (a)
Total Kenya				905,145
Mexico — 0.9%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,020,000	899,487 (b)
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,000,000	847,000 (b)
Total Mexico				1,746,487
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	644,650 (c)
Nigeria — 1.3%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	946,426 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,471,435 (c)
Total Nigeria				2,417,861
Oman — 0.7%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,400,000	1,411,539 (a)
Panama — 0.8%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,570,590
Peru — 0.9%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,404,000	1,676,376 (b)
Philippines — 0.3%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	667,400
Qatar — 0.2%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	481,394 (a)
Senegal — 0.3%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	227,984 (a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	600,000	303,979 (c)
Total Senegal				531,963
South Africa — 0.6%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	760,000	741,655 (a)
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	474,785
Total South Africa				1,216,440
Turkey — 1.4%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,981,447
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000	740,988
Total Turkey				2,722,435
Ukraine — 0.5%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	50,520	36,456 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	188,784	$105,182 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	184,969	127,231 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	159,535	92,424 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	323,695	218,810 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	132,946	76,871 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	416,179	278,243 (a)
Total Ukraine				935,217
Uruguay — 0.7%

Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	47,500,000 UYU	1,304,968
Zambia — 0.2%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	375,942	369,574 (c)

Total Sovereign Bonds (Cost — $36,396,848)				40,266,327
Collateralized Mortgage Obligations(l) — 9.4%
BANK5, 2024-5YR12 F	4.999%	12/15/57	200,000	156,978 (f)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.279%	11/15/41	1,000,000	1,004,909 (a)(f)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	400,000	352,013 (a)(f)
BX Commercial Mortgage Trust, 2019-IMC E (1 mo. Term SOFR + 2.196%)	5.835%	4/15/34	870,000	833,879 (a)(f)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.329%	4/15/40	674,123	676,006 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	2,491	2,442 (a)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.044%	7/15/32	500,000	492,061 (a)(f)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	900,000	853,680 (a)(f)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.939%	10/15/42	191,149	191,726 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.008%	1/25/50	750,000	826,327 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.893%	10/25/33	570,000	724,961 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B2 (30 Day Average SOFR + 8.500%)	12.143%	2/25/42	1,000,000	1,034,161 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA4 B2 (30 Day Average SOFR + 6.364%)	10.008%	10/25/49	1,000,000	1,104,529 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.258%	9/25/49	830,000	926,028 (a)(f)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	9.843%	11/25/41	1,000,000	$1,010,438 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.643%	1/25/44	800,000	844,593 (a)(f)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	980,000	999,290 (a)(f)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	290,000	291,576 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.522%	12/15/48	60,232	59,208 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	530,000	497,261
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.203%	12/15/38	540,000	493,111 (a)(f)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	6.000%	6/25/62	498,381	482,135 (a)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	347,550	346,771 (a)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	9.639%	2/15/39	810,000	815,236 (a)(f)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	6.990%	1/15/39	700,000	698,360 (a)(f)
Towd Point Mortgage Trust, 2016-4 B5	3.926%	7/25/56	1,060,000	796,708 (a)(f)
UBS Commercial Mortgage Trust, 2018-C15 C	5.306%	12/15/51	345,000	325,934 (f)
Verus Securitization Trust, 2023-7 B1	7.930%	10/25/68	1,000,000	999,054 (a)(f)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	235,681	231,169 (a)

Total Collateralized Mortgage Obligations (Cost — $17,874,694)				18,070,544
Senior Loans — 8.9%
Communication Services — 1.0%
Entertainment — 0.9%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	6/3/33	931,731	934,787 (f)(m)(n)
OAK-Eagle Acquireco Inc., Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.251%	8/4/33	920,000	930,350 (f)(m)(n)
Total Entertainment				1,865,137
Media — 0.1%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	812,979	153,108 (k)(m)(n)

Total Communication Services				2,018,245
Consumer Discretionary — 1.7%
Automobile Components — 0.9%
ABC Technologies Inc., Term Loan B	11.936-11.982%	1/2/40	1,033,410	1,004,991 (f)(g)(m)(n)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.801%	4/6/28	714,380	715,005 (f)(m)(n)
Total Automobile Components				1,719,996
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	682,788	487,770 (f)(m)(n)
Hotels, Restaurants & Leisure — 0.3%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	490,000	496,355 (o)
Specialty Retail — 0.3%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	658,350	658,986 (f)(m)(n)

Total Consumer Discretionary				3,363,107
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.3%
Consumer Staples Distribution & Retail — 0.3%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	6.204%	9/30/31	489,912	$488,423 (f)(m)(n)

Financials — 1.3%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.686%	11/24/32	391,692	386,960 (f)(m)(n)
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.686%	12/1/31	230,000	231,518 (f)(m)(n)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.232%	3/12/29	235,230	234,201 (f)(m)(n)
Financial Services — 0.3%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.686%	7/31/31	188,575	187,014 (f)(m)(n)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.186%	7/31/31	393,027	383,734 (f)(m)(n)
Total Financial Services				570,748
Insurance — 0.6%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.686%	11/6/30	160,000	136,534 (f)(m)(n)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	528,675	507,747 (f)(m)(n)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	6/13/31	438,024	432,257 (f)(m)(n)
Total Insurance				1,076,538

Total Financials				2,499,965
Health Care — 0.6%
Health Care Providers & Services — 0.4%
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	690,000	689,137 (f)(m)(n)
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	438,892	439,285 (f)(m)(n)

Total Health Care				1,128,422
Industrials — 1.2%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.186%	2/28/31	488,775	490,933 (f)(m)(n)
Machinery — 0.5%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.704%	4/30/30	975,279	981,375 (f)(m)(n)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	750,137	210,038 *(h)(j)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	285,792	1,608 *(h)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	103,782	98,592 (f)(h)(k)(m)(n)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	25,739	$24,452 (f)(h)(k)(m)(n)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	50,834	48,293 (f)(h)(k)(m)(n)
Total Passenger Airlines				382,983
Professional Services — 0.2%
Accuris, Term Loan B	—	8/12/31	490,000	489,387 (h)(o)

Total Industrials				2,344,678
Information Technology — 2.4%
Semiconductors & Semiconductor Equipment — 1.9%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,377,895	1,461,719 (m)(n)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,477,175	1,521,490 (m)(n)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	627,000	633,665 (m)(n)
Total Semiconductors & Semiconductor Equipment				3,616,874
Software — 0.5%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	358,125	329,774 (f)(m)(n)
CoreWeave Financing V LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.150-8.160%	11/15/31	280,000	282,837 (f)(m)(n)(p)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.073%	7/1/31	324,225	312,877 (f)(m)(n)
Total Software				925,488

Total Information Technology				4,542,362
Materials — 0.4%
Chemicals — 0.4%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.688%	3/15/29	687,208	678,975 (f)(m)(n)

Total Senior Loans (Cost — $18,407,488)				17,064,177
Asset-Backed Securities — 7.0%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.629%	1/20/38	250,000	251,827 (a)(f)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.479%	4/20/37	410,000	406,104 (a)(f)
AB BSL CLO Ltd., 2025-7A E (3 mo. Term SOFR + 5.600%)	9.353%	1/15/39	350,000	346,542 (a)(f)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.129%	1/20/35	160,000	155,318 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.479%	10/20/34	270,000	263,802 (a)(f)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.480%	1/25/38	650,000	516,845 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.829%	1/20/38	440,000	439,565 (a)(f)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.879%	10/20/35	700,000	700,329 (a)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.479%	1/20/38	440,000	443,268 (a)(f)
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%)	9.579%	7/20/37	500,000	488,260 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.703%	7/15/37	600,000	546,675 (a)(f)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.979%	1/18/35	570,000	564,620 (a)(f)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.360%	1/25/35	370,000	364,289 (a)(f)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.390%	1/25/38	610,000	$570,821 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.479%	10/20/34	650,000	657,335 (a)(f)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.459%	10/20/37	800,000	702,501 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.060%	7/25/34	410,000	407,583 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.510%	1/25/38	740,000	732,700 (a)(f)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.129%	10/18/35	700,000	702,112 (a)(f)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	10.479%	1/20/38	610,000	620,403 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.069%	1/20/38	730,000	680,929 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.419%	1/20/38	270,000	265,593 (a)(f)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.509%	7/20/39	280,000	268,901 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.579%	7/19/37	190,000	190,814 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.679%	7/20/37	160,000	159,018 (a)(f)
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.753%	1/15/37	350,000	336,238 (a)(f)
Polus US CLO Ltd., 2026-4A E (3 mo. Term SOFR + 5.500%)	—	10/25/39	350,000	351,701 (a)(f)(q)
Silver Point CLO Ltd., 2026-18A D1 (3 mo. Term SOFR + 3.000%)	6.820%	7/15/39	630,000	630,833 (a)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.525%	10/24/37	360,000	362,633 (a)(f)
Whitebox CLO Ltd., 2023-4A ER2 (3 mo. Term SOFR + 5.150%)	8.906%	7/20/39	440,000	440,423 (a)(f)

Total Asset-Backed Securities (Cost — $13,830,161)				13,567,982
			Shares
Preferred Stocks — 2.3%
Financials — 2.3%
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.712%		55,664	1,416,092 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		65,267	1,527,248 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.408%		66,471	1,567,386 (f)

Total Preferred Stocks (Cost — $4,496,201)				4,510,726

Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			18,570	352,130 *
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			229	$2 *(r)
Spirit Aviation Holdings Inc.			39,554	396 *

Total Industrials				398
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			299,606	299,606 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	195 *
Country Garden Holdings Co. Ltd.			1,200	29 *

Total Real Estate				224
Total Common Stocks (Cost — $855,981)				652,358
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	119,660	323,104 (b)(k)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	103 (c)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	300,398	21,779 (c)

Total Real Estate				21,882
Total Convertible Bonds & Notes (Cost — $176,257)				344,986
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,354	21,035 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $342,120)			28,104	281 *(a)(g)(r)
Total Investments — 144.5% (Cost — $269,566,961)				278,907,596
Liabilities in Excess of Other Assets — (44.5)%				(85,855,181)
Total Net Assets — 100.0%				$193,052,415

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of August 31, 2026.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)
All or a portion of this loan is unfunded as of August 31, 2026. The interest rate for fully unfunded term loans is to be determined. At August 31, 2026, the total principal amount and market value of unfunded commitments totaled $158,606 and $160,213, respectively.

(q)	Securities traded on a when-issued or delayed delivery basis.
(r)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At August 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	6/10/2026	9/9/2026	$5,832,835	Corporate Bonds & Notes	$6,264,792
Goldman Sachs Group Inc.	4.100%	12/12/2025	TBD***	784,638	Corporate Bonds & Notes	1,237,856
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Global High Income Fund Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.250%	12/12/2025	TBD***	$1,097,370	Corporate Bonds & Notes	$1,521,319
				$7,714,843		$9,023,967

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2026.

At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	690,290	EUR	602,102	BNP Paribas SA	10/16/26	$(10,331)
GBP	550,381	USD	737,251	Citibank N.A.	10/16/26	8,570
USD	18,457	GBP	13,821	Citibank N.A.	10/16/26	(272)
EUR	6,875	USD	7,901	Goldman Sachs Group Inc.	10/16/26	99
EUR	208,411	USD	240,441	Goldman Sachs Group Inc.	10/16/26	2,071
Net unrealized appreciation on open forward foreign currency contracts						$137

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.
Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$34,608,611	$378,446	$34,987,057
Financials	—	22,653,247	0 *	22,653,247
Other Corporate Bonds & Notes	—	126,768,876	—	126,768,876
Sovereign Bonds	—	40,266,327	—	40,266,327
Collateralized Mortgage Obligations	—	18,070,544	—	18,070,544
Senior Loans:
Industrials	—	1,472,308	872,370	2,344,678
Information Technology	—	3,020,872	1,521,490	4,542,362
Other Senior Loans	—	10,177,137	—	10,177,137
Asset-Backed Securities	—	13,567,982	—	13,567,982
Preferred Stocks	$4,510,726	—	—	4,510,726
Common Stocks:
Communication Services	—	352,130	—	352,130
Industrials	396	2	—	398
Information Technology	—	—	299,606	299,606
Real Estate	195	29	—	224
Convertible Bonds & Notes	—	344,986	—	344,986
Rights	—	21,035	—	21,035
Warrants	—	281	—	281
Total Investments	$4,511,317	$271,324,367	$3,071,912	$278,907,596
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$10,740	—	$10,740
Total	$4,511,317	$271,335,107	$3,071,912	$278,918,336
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$10,603	—	$10,603

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2026	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Corporate Bonds & Notes:
Energy	$385,830	$280	$26	$(5,217)	—
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	912,125	1,250	—	91,616	—
Industrials	268,264	192,953	—	(241,145)	$488,675
Information Technology	669,086	69	(448)	(9,823)	—
Common Stocks:
Information Technology	316,084	—	—	(16,478)	—
Total	$2,551,389	$194,552	$(422)	$(181,047)	$488,675

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2026[1]
Corporate Bonds & Notes:
Energy	$(2,472)	—	—	$378,446	$(5,217)
Financials	—	—	—	0 *	0 *
Senior Loans:
Consumer Discretionary	—	—	$(1,004,991)	—	91,616
Industrials	(39,789)	$203,413	—	872,370	(241,145)
Information Technology	(99,413)	1,595,684	(633,665)	1,521,490	(9,823)
Common Stocks:
Information Technology	—	—	—	299,606	(16,478)
Total	$(141,674)	$1,799,097	$(1,638,656)	$3,071,912	$(181,047)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,157,627	3,157,627	$3,157,627	3,157,627

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$615	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Face Amount	Acquisition Date	Cost	Value at 8/31/2026	Value Per Unit	Percent of Net Assets
Spirit Airlines LLC, Common Shares	229	3/25	$2,788	$2	$0.01	0.00%(a)
Spirit Airlines LLC, Warrants	28,104	3/25	342,120	281 (b)	0.01	0.00 (a)
Total			$344,908	$283		0.00%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report